RISK MANAGEMENT - Individual evaluation of impairment for other financial instruments (Details) - Individual evaluation - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt instruments
RISK MANAGEMENT
Maximum exposure	$ 25,148,469	$ 27,418,197
Impairment	61,365	67,189
Final Exposure	25,087,104	27,351,008
Equity
RISK MANAGEMENT
Maximum exposure	543,210	544,668
Final Exposure	543,210	544,668
Fair value | Debt instruments
RISK MANAGEMENT
Maximum exposure	18,244,584	19,016,935
Impairment	5,562	2,286
Final Exposure	18,239,022	19,014,648
Amortized cost | Debt instruments
RISK MANAGEMENT
Maximum exposure	6,903,885	8,401,262
Impairment	55,803	64,903
Final Exposure	6,848,082	8,336,360
Fair Value through profit or loss | Equity
RISK MANAGEMENT
Maximum exposure	98,853	90,538
Final Exposure	98,853	90,538
Fair value through OCI | Equity
RISK MANAGEMENT
Maximum exposure	444,357	454,130
Final Exposure	$ 444,357	$ 454,130